Calvert
Global Energy Solutions Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Austria — 0.7%
Verbund AG	15,453	$ 1,298,975
		$ 1,298,975
Belgium — 1.0%
Umicore S.A.	48,707	$ 1,791,433
		$ 1,791,433
Brazil — 0.6%
Sao Martinho S.A.	197,452	$ 992,038
		$ 992,038
Canada — 5.2%
Algonquin Power & Utilities Corp.(1)	178,863	$1,165,120
Boralex, Inc., Class A	44,803	1,324,236
Brookfield Renewable Partners L.P.	50,934	1,290,668
Canadian Solar, Inc.(1)(2)	40,298	1,245,208
Innergex Renewable Energy, Inc.(1)	95,455	1,142,076
NFI Group, Inc.(1)	95,373	670,569
Northland Power, Inc.	49,255	1,350,693
TransAlta Renewables, Inc.	103,862	862,960
		$9,051,530
China — 4.7%
BYD Co., Ltd., Class H	45,500	$1,116,296
China Everbright Environment Group, Ltd.	2,465,037	1,097,629
NIO, Inc. ADR(2)	86,958	847,841
Xinyi Energy Holdings, Ltd.	3,304,000	1,092,312
Xinyi Solar Holdings, Ltd.	1,432,000	1,575,694
XPENG, Inc. ADR(2)	91,289	907,413
Yadea Group Holdings, Ltd.(3)	466,000	775,880
Zhuzhou CRRC Times Electric Co., Ltd.	188,300	930,039
		$8,343,104
Denmark — 3.1%
Novozymes A/S, Class B	18,408	$933,905
Orsted A/S(3)	17,800	1,609,220
ROCKWOOL International A/S, Class B	4,265	998,449
Vestas Wind Systems A/S	64,242	1,873,981
		$5,415,555
Finland — 0.5%
Neste Oyj	20,378	$939,771
		$939,771
France — 5.1%
Alstom S.A.(1)	41,268	$1,009,687
Security	Shares	Value
France (continued)
Cie de Saint-Gobain	24,870	$ 1,216,660
Danone S.A.	20,151	1,062,072
Engie S.A.	69,445	993,485
Legrand S.A.	13,992	1,121,902
Neoen S.A.(3)	29,847	1,206,976
Nexans S.A.	12,003	1,086,382
Schneider Electric SE	8,831	1,240,178
		$ 8,937,342
Germany — 9.2%
Bayerische Motoren Werke AG	11,688	$1,034,797
Daimler Truck Holding AG(2)	32,145	988,192
Deutsche Post AG	27,120	1,015,010
Encavis AG	60,637	1,199,041
Evonik Industries AG	48,652	927,979
Infineon Technologies AG	36,859	1,120,215
Mercedes-Benz Group AG	15,662	1,024,214
Nordex SE(2)	114,526	1,611,841
SGL Carbon SE(2)	135,107	997,483
Siemens AG	9,598	1,323,096
Siemens Energy AG(2)	85,570	1,606,675
SMA Solar Technology AG(2)	20,847	1,492,096
VERBIO Vereinigte BioEnergie AG	14,698	952,907
Vitesco Technologies Group AG(2)	14,829	857,407
		$16,150,953
Greece — 0.7%
Terna Energy S.A.	54,511	$1,190,407
		$1,190,407
Ireland — 1.2%
CRH PLC	26,995	$1,074,259
Kingspan Group PLC	18,412	996,897
		$2,071,156
Italy — 2.4%
Enel SpA	196,542	$1,057,031
ERG SpA	37,593	1,165,140
Snam SpA	207,157	1,004,470
Terna - Rete Elettrica Nazionale(1)	137,999	1,019,149
		$4,245,790
Japan — 5.4%
Azbil Corp.(1)	30,500	$765,771
Daikin Industries, Ltd.(1)	7,400	1,122,680
Fuji Electric Co., Ltd.	40,900	1,543,536
GS Yuasa Corp.	67,100	1,072,200
Meidensha Corp.	83,000	1,174,336

Calvert
Global Energy Solutions Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	113,400	$ 1,123,673
Nidec Corp.	16,800	864,514
West Holdings Corp.	32,400	1,078,117
Yokogawa Electric Corp.	51,500	817,355
		$ 9,562,182
Netherlands — 1.3%
Alfen Beheer B.V.(1)(2)(3)	15,560	$ 1,408,770
Signify NV(3)	28,624	963,556
		$2,372,326
New Zealand — 2.2%
Infratil, Ltd.	235,483	$1,292,821
Mercury NZ, Ltd.	353,883	1,250,176
Meridian Energy, Ltd.	417,387	1,388,308
		$3,931,305
Norway — 1.2%
Norsk Hydro ASA	142,720	$1,066,456
Scatec ASA(3)	124,611	1,002,518
		$2,068,974
Singapore — 1.2%
City Developments, Ltd.	171,700	$1,055,495
XP Power, Ltd.	44,623	1,090,645
		$2,146,140
South Korea — 2.4%
LG Chem, Ltd.	3,518	$1,679,948
LG Display Co., Ltd.	138,323	1,366,922
SK IE Technology Co., Ltd.(2)(3)	27,200	1,149,465
		$4,196,335
Spain — 4.5%
Acciona S.A.	6,905	$1,270,738
Atlantica Sustainable Infrastructure PLC	42,230	1,093,757
EDP Renovaveis S.A.	59,617	1,313,692
Ence Energia y Celulosa S.A.	300,897	905,198
Iberdrola S.A.	93,629	1,092,977
Red Electrica Corp. S.A.	60,011	1,043,481
Solaria Energia y Medio Ambiente S.A.(2)	64,656	1,185,274
		$7,905,117
Sweden — 2.3%
AddTech AB, Class B	63,618	$908,222
Fabege AB	127,205	1,081,869
Munters Group AB(3)	89,880	886,103
Security	Shares	Value
Sweden (continued)
Nibe Industrier AB, Class B	117,484	$ 1,096,569
		$ 3,972,763
Switzerland — 1.7%
ABB, Ltd.	39,527	$ 1,204,684
Accelleron Industries AG(2)	41,869	864,191
Landis+Gyr Group AG	12,109	855,868
		$ 2,924,743
Taiwan — 4.6%
Chroma ATE, Inc.	159,000	$933,946
Delta Electronics, Inc.	198,000	1,835,457
Everlight Electronics Co., Ltd.	566,000	679,469
OptoTech Corp.	571,200	624,315
Simplo Technology Co., Ltd.	145,000	1,342,333
Sino-American Silicon Products, Inc.	292,000	1,321,274
Voltronic Power Technology Corp.	28,000	1,404,807
		$8,141,601
Thailand — 1.3%
BCPG PCL, Foreign Shares	3,220,637	$948,184
Energy Absolute PCL NVDR	482,600	1,348,756
		$2,296,940
United Kingdom — 4.2%
Croda International PLC	12,817	$1,019,958
easyJet PLC(2)	222,602	873,186
Johnson Matthey PLC	38,612	986,814
Linde PLC	3,139	1,023,879
National Grid PLC	99,391	1,190,640
Smart Metering Systems PLC	140,930	1,324,732
United Utilities Group PLC	85,140	1,017,281
		$7,436,490
United States — 31.9%
AAON, Inc.	11,686	$880,189
Acuity Brands, Inc.	5,156	853,885
AECOM	12,221	1,037,929
AES Corp. (The)	35,913	1,032,858
Alaska Air Group, Inc.(2)	21,692	931,454
Alphabet, Inc., Class A(2)	10,460	922,886
Ameresco, Inc., Class A(1)(2)	13,304	760,191
Aptiv PLC(2)	10,985	1,023,033
Arcosa, Inc.	25,173	1,367,901
BorgWarner, Inc.	24,700	994,175
Brookfield Renewable Corp., Class A	41,573	1,144,920
Clearway Energy, Inc., Class C	35,348	1,126,541
Cummins, Inc.	4,134	1,001,627

Calvert
Global Energy Solutions Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Eaton Corp. PLC	7,620	$ 1,195,959
Emerson Electric Co.	12,831	1,232,546
EnerSys	20,465	1,511,136
Enphase Energy, Inc.(2)	6,438	1,705,812
Enviva, Inc.(1)	21,050	1,115,018
Equinix, Inc.	1,500	982,545
FedEx Corp.	5,698	986,894
First Solar, Inc.(2)	10,940	1,638,703
General Mills, Inc.	12,149	1,018,694
Gibraltar Industries, Inc.(2)	16,570	760,232
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	31,925	925,186
International Business Machines Corp.	7,094	999,474
Itron, Inc.(2)	16,688	845,247
Johnson Controls International PLC	18,136	1,160,704
Livent Corp.(2)	58,547	1,163,329
Microsoft Corp.	4,140	992,855
MYR Group, Inc.(2)	14,820	1,364,477
NextEra Energy Partners, L.P.(1)	17,253	1,209,263
NextEra Energy, Inc.	12,261	1,025,020
ON Semiconductor Corp.(2)	26,140	1,630,352
Ormat Technologies, Inc.(1)	14,592	1,261,916
Owens Corning	11,585	988,200
Power Integrations, Inc.	20,165	1,446,234
Quanta Services, Inc.	7,048	1,004,340
Rockwell Automation, Inc.	4,387	1,129,960
SolarEdge Technologies, Inc.(2)	6,279	1,778,652
Stanley Black & Decker, Inc.	12,926	971,001
SunPower Corp.(1)(2)	49,022	883,867
Sunrun, Inc.(2)	42,424	1,019,024
Tesla, Inc.(2)	7,557	930,871
TPI Composites, Inc.(2)	98,381	997,583
Trane Technologies PLC	6,685	1,123,682
Universal Display Corp.	14,560	1,573,062
Vicor Corp.(2)	25,177	1,353,264
Waste Management, Inc.	6,298	988,030
Whirlpool Corp.	7,209	1,019,785
Willdan Group, Inc.(2)	55,942	998,565
		$56,009,071
Total Common Stocks (identified cost $189,932,680)		$173,392,041

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 189,148
Total High Social Impact Investments (identified cost $200,000)		$ 189,148

Short-Term Investments — 2.3%

Affiliated Fund — 0.0%(6)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(7)	1,995	$ 1,995
Total Affiliated Fund (identified cost $1,995)		$ 1,995

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(8)	4,011,090	$ 4,011,090
Total Securities Lending Collateral (identified cost $4,011,090)		$ 4,011,090
Total Short-Term Investments (identified cost $4,013,085)		$ 4,013,085

Total Investments — 101.0% (identified cost $194,145,765)	$177,594,274
Other Assets, Less Liabilities — (1.0)%	$ (1,839,286)
Net Assets — 100.0%	$175,754,988

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $8,737,661 and the total market value of the collateral received by the Fund was $9,127,531, comprised of cash of $4,011,090 and U.S. government and/or agencies securities of $5,116,441.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $9,002,488 or 5.1% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.

Calvert
Global Energy Solutions Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

(5)	Restricted security. Total market value of restricted securities amounts to $189,148, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	37.1%
Utilities	25.2
Information Technology	16.3
Materials	7.8
Consumer Discretionary	6.0
Real Estate	1.8
Consumer Staples	1.7
Energy	1.7
Financials	0.5
Communication Services	0.5
High Social Impact Investments	0.1
Total	98.7%
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

Calvert
Global Energy Solutions Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $191,143, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$185,752	$ —	$ —	$ —	$3,396	$189,148	$ 750	$200,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	465,140	8,344,577	(8,807,722)	—	—	1,995	3,019	1,995
Total				$ —	$3,396	$191,143	$3,769

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,298,975	$ —	$1,298,975
Belgium	—	1,791,433	—	1,791,433
Brazil	—	992,038	—	992,038
Canada	9,051,530	—	—	9,051,530
China	1,755,254	6,587,850	—	8,343,104
Denmark	—	5,415,555	—	5,415,555
Finland	—	939,771	—	939,771
France	—	8,937,342	—	8,937,342
Germany	—	16,150,953	—	16,150,953
Greece	—	1,190,407	—	1,190,407
Ireland	—	2,071,156	—	2,071,156
Italy	—	4,245,790	—	4,245,790
Japan	—	9,562,182	—	9,562,182
Netherlands	—	2,372,326	—	2,372,326
New Zealand	—	3,931,305	—	3,931,305
Norway	—	2,068,974	—	2,068,974
Singapore	—	2,146,140	—	2,146,140
South Korea	—	4,196,335	—	4,196,335

Calvert
Global Energy Solutions Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Spain	$1,093,757	$6,811,360	$ —	$7,905,117
Sweden	—	3,972,763	—	3,972,763
Switzerland	—	2,924,743	—	2,924,743
Taiwan	—	8,141,601	—	8,141,601
Thailand	—	2,296,940	—	2,296,940
United Kingdom	1,023,879	6,412,611	—	7,436,490
United States	56,009,071	—	—	56,009,071
Total Common Stocks	$68,933,491	$104,458,550(1)	$ —	$173,392,041
High Social Impact Investments	$ —	$189,148	$ —	$189,148
Short-Term Investments:
Affiliated Fund	1,995	—	—	1,995
Securities Lending Collateral	4,011,090	—	—	4,011,090
Total Investments	$72,946,576	$104,647,698	$ —	$177,594,274

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.